Interbank Borrowings (Details) - Schedule of foreign obligations - Loans From Foreign Financial Institutions [Member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings	$ 3,213,918	$ 1,152,237
Due within 1 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings	3,213,918	1,116,570
Due within 1 and 2 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings		35,667
Due within 2 and 3 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings
Due within 3 and 4 year [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings
Due After 5 Years [Member]
Interbank Borrowings (Details) - Schedule of foreign obligations [Line Items]
Interbank borrowings